Document and Entity Information	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	ORTHO CLINICAL DIAGNOSTICS HOLDINGS PLC
Entity Central Index Key	0001828443
Entity Tax Identification Number	98-1574150
Entity Incorporation, State or Country Code	X0
Entity File Number	001-39956
Entity Address Address Line1	1001 Route 202
Entity Address City Or Town	Raritan
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08869
City Area Code	908
Local Phone Number	218-8000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Ordinary shares, $0.00001 par value
Trading Symbol	OCDX
Name of each exchange on which registered	NASDAQ